Convertible Preferred Stock, Common Stock and Warrants (Details Narrative 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 08, 2014
Adjustment in redemption value		$ 93,234
Warrant liability			$ 0	$ 92,463
Preferred stock, authorized					15,000,000
Unit sale price	$ 0.75		$ 0.75
Financing raised through the sale and issuance of shares of common stock		$ 88,093
Exercise of warrants	0		2,779	0
Exercised warrant, per share price	$ 0.00		$ .29	$ 0.00
Restricted stock Granted	0
Restricted stock granted, per share	$ 0.00
Redeemable Convertible Preferred Stock Series B
Preferred stock converted into common shares		106,437
Common stock issued upon conversion of preferred		276,883
Series D Preferred Stock [Member]
Warrant liability		$ 19,807
Preferred stock, shares issued	183,289
Preferred stock, shares outstanding	183,289
Common stock issuable upon conversion of preferred	18,328,900
Series E Preferred Stock [Member]
Preferred stock, authorized		1,000,000	100,000	100,000
Preferred stock, shares issued	33,333	33,333	33,333	0
Preferred stock, shares outstanding	33,333	33,333	33,333	0
Common stock issuable upon conversion of preferred	3,333,300
Stated value preferred stock		$ 0.01	$ .01	$ .01
Series C Convertible Preferred Stock [Member]
Preferred stock converted into common shares		96,571
Common stock issued upon conversion of preferred		120,714
Series A-1 Convertible Preferred Stock [Member]
Preferred stock converted into common shares		64,019
Common stock issued upon conversion of preferred		38,456
Series D Convertible Preferred Stock [Member]
Preferred stock, authorized	1,000,000		1,000,000
Preferred stock, shares issued	183,289		191,491
Preferred stock, shares outstanding	183,289		191,491
Stated value preferred stock	$ 0.01		$ 0.01
MabVax Common Stock Financing [Member]
Shares issued		6,661,000
Unit sale price		$ 0.75
Warrants issued		3,330,500
Proceeds from issuance of preferred stock and warrants		$ 4,714,726
Shares issued, issuance costs		$ 281,023
Exercise of warrants	5,959,668
Exercised warrant, per share price	$ 1.50	$ 1.50
Consulting Grant 3 [Member]
Restricted stock Granted			120,000
Grant expense	$ 25,525
Future compensation expense	$ 60,875
Consulting Grant 3 [Member] | Maximum [Member]
Restricted stock granted, per share			$ 2.13
Consulting Grant 3 [Member] | Minimum [Member]
Restricted stock granted, per share			$ 1.77